S000048335 [Member] Investment Strategy - Bridge Builder Large Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with value characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies that seek to track the performance of such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in one or more of the following three indices: (i) the Russell 1000® Index (as of September 30, 2026, companies with capitalizations greater than $1.76 billion); (ii) the S&P 500® Index (as of September 30, 2026, companies with capitalizations greater than $5.73 billion); or (iii) the MSCI® ACWI Large Cap Index (as of September 30, 2026, companies with capitalizations greater than $1.73 billion). The market capitalization of the companies included in these indices will change with market conditions.
The Fund defines companies with value characteristics as companies that (i) are included in the Russell 1000® Value Index, the S&P 500® Value Index or the MSCI® ACWI Large Cap Value Index (the “Value Indices”); or (ii) are identified by the Adviser or a sub-adviser of the Fund as having value characteristics similar to companies included in the Value Indices, such as price-to-trailing twelve-month sales per share, price-to-book value per share, price-to-trailing twelve-month cash flow per share, price-to-trailing twelve-month earnings per share and dividend yield.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities, including in non-U.S. dollar denominated securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). While the Fund primarily invests in equity securities of large capitalization companies with value characteristics, it may also invest up to 20% of its net assets in other large capitalization companies or securities of medium and small capitalization companies.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financial sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Dodge & Cox, LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley invests primarily in large capitalization securities. As a traditional value manager, Barrow Hanley searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield. Barrow Hanley’s goal is to generate alpha by building a high active share portfolio with an asymmetrical risk/return profile that maximizes upside potential while minimizing risk.
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox seeks to build a portfolio of individual securities that it believes to be undervalued relative to their long-term prospects. Fundamental bottom-up research, a long-term investment horizon, and rigorous valuation discipline are central to its investment approach. Dodge & Cox conducts detailed research to assess underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the competence of a company’s management, are weighed against valuation in selecting individual securities. Dodge & Cox primarily invests in medium-to-large companies.
LSV’s Principal Investment Strategies
LSV primarily invests in large and medium capitalization U.S. companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price invests in equity securities with a track record of paying dividends. T. Rowe Price typically employs a value approach in selecting investments. T. Rowe Price’s in-house research team seeks dividend-paying companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments for its allocated portion of the Fund, T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; or low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price typically invests in U.S. common stocks and may invest in foreign stocks. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the financials sector.
Wellington Management’s Principal Investment Strategies
Wellington Management normally invests a significant portion of its assets in the equity securities of large capitalization companies, though it may invest in the securities of companies with any market capitalization.
Wellington Management uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.